REAL ESTATE PROPERTY UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Real Estate Under Development Asset	which are further broken down as follows:

	December 31, 2012
	(RMB)	(US$)
Dalian	330,707	53,082
Huainan	163,191	26,194
Yizhuang	33,804	5,426

Total	527,702	84,702